FAIR VALUE MEASUREMENTS - Summary of information about our term loan, revolving credit facility and other liabilities - (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	$ 294,000	$ 297,000
Revolving credit facility	31,000	10,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	303,000	313,000
Revolving credit facility	$ 30,400	$ 9,900